INVENTORIES (Details2) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventories
Finished goods	$ 1,250,066	$ 1,904,950	$ 2,140,185
Components	592,002	379,972	612,451
Total	$ 1,842,068	$ 2,284,922	$ 2,752,636